UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	August 31, 2017 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 95.9%
	Accommodation and Food Services - 0.7%
12,773	Bojangles’, Inc. (a)	$170,520
	Administrative and Support and Waste Management and Remediation Services - 3.6%
2,367	ManpowerGroup, Inc.	263,944
4,029	On Assignment, Inc. (a)	192,183
10,221	Yirendai, Ltd. - ADR (a)	408,840
		864,967
	Agriculture, Forestry, Fishing and Hunting - 1.5%
27,805	Fibria Celulose S.A. - ADR	365,914

	Construction - 0.9%
8,158	Tutor Perini Corporation (a)	213,332

	Finance and Insurance - 12.7%
5,646	Assured Guaranty, Ltd.	240,181
4,364	Athene Holding, Ltd. (a)	233,518
2,014	Banco Macro S.A. - ADR	209,073
6,346	Bank of New York Mellon Corporation	331,769
4,127	Bank of the Ozarks, Inc.	177,296
10,954	BBVA Banco Frances S.A. - ADR	188,190
3,262	Federal Agricultural Mortgage Corporation	222,208
5,654	Grupo Financiero Galicia S.A. - ADR	257,822
4,747	HealthEquity, Inc. (a)	203,029
7,589	Moelis & Company	299,007
1,268	SVB Financial Group (a)	214,723
1,638	UnitedHealth Group, Inc.	325,798
10,881	Waddell & Reed Financial, Inc.	202,495
		3,105,109
	Information - 10.4%
6,312	AT&T, Inc.	236,447
3,315	Autohome, Inc. - ADR (a)	213,055
8,100	Discovery Communications, Inc. (a)	179,901
20,579	Entercom Communications Corporation	211,964
1,883	Facebook, Inc. (a)	323,819
22,138	Mobile TeleSystems PJSC - ADR	221,159
8,219	MSG Networks, Inc. (a)	176,298
1,012	NetEase, Inc. - ADR	279,150
6,472	Nippon Telegraph & Telephone Corporation - ADR	321,917
7,242	Scholastic Corporation	285,552
7,606	TEGNA, Inc.	95,988
		2,545,250

	Management of Companies and Enterprises - 0.7%
4,830	ServisFirst Bancshares, Inc.	164,751
	Manufacturing - 34.3%
4,306	Advanced Energy Industries, Inc. (a)	316,663
2,153	Arista Networks, Inc. (a)	379,251
43,002	AU Optronics Corporation - ADR	173,728
23,965	Callaway Golf Company	334,072
2,902	China Petroleum & Chemical Corporation - ADR	222,409
6,131	Cooper Tire & Rubber Company	206,002
12,169	Corcept Therapeutics, Inc. (a)	202,857
7,224	Corning, Inc.	207,762
7,645	Cree, Inc. (a)	186,003
4,077	Deluxe Corporation	282,740
8,555	Finisar Corporation (a)	206,603
3,283	Gilead Sciences, Inc.	274,820
5,618	Greenbrier Companies, Inc.	241,012
2,460	Heska Corporation (a)	250,231
14,205	HP, Inc.	271,031
3,262	InterDigital, Inc.	232,744
1,699	IPG Photonics Corporation (a)	298,667
3,485	John B Sanfilippo & Son, Inc.	216,279
9,736	LeMaitre Vascular, Inc.	354,390
4,705	Magna International, Inc.	226,311
5,369	Michael Kors Holdings, Ltd. (a)	226,679
11,191	Nautilus, Inc. (a)	182,973
58,256	PDL BioPharma, Inc. (a)	181,759
10,801	Rudolph Technologies, Inc. (a)	239,782
2,038	Sanderson Farms, Inc.	300,646
6,848	Sanmina Corporation (a)	256,458
6,113	Skechers U.S.A., Inc. (a)	161,567
4,202	Sturm Ruger & Company, Inc.	192,452
7,378	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	272,765
1,988	Taro Pharmaceutical Industries, Ltd. (a)	208,422
2,470	Tech Data Corporation (a)	272,416
9,136	Ternium S.A. - ADR	278,009
1,738	United Therapeutics Corporation (a)	227,330
4,877	USANA Health Sciences, Inc. (a)	288,718
		8,373,551
	Mining, Quarrying, and Oil and Gas Extraction - 6.1%
3,236	Arch Coal, Inc.	258,459
3,262	Helmerich & Payne, Inc.	138,113
62,209	IAMGOLD Corporation (a)	413,068
4,011	LUKOIL PJSC - ADR	201,633
16,160	Renewable Energy Group, Inc. (a)	195,536
24,937	Vale S.A. - ADR	276,053
		1,482,862

	Professional, Scientific, and Technical Services - 5.0%
7,455	CaesarStone, Ltd. (a)	216,009
4,963	CGI Group, Inc. (a)	252,369
17,927	China Cord Blood Corporation (a)	236,636
7,479	Kinsale Capital Group, Inc.	283,080
3,980	MAXIMUS, Inc.	241,904
		1,229,998
	Real Estate and Rental and Leasing - 4.7%
9,802	AGNC Investment Corporation #	211,135
24,277	Annaly Capital Management, Inc. #	303,463
12,877	Chimera Investment Corporation #	245,564
11,030	New Residential Investment Corporation #	181,775
7,174	Park Hotels & Resorts, Inc. #	191,474
		1,133,411
	Retail Trade - 8.7%
2,844	Dillard’s, Inc.	172,915
12,150	DSW, Inc.	225,140
32,816	Express, Inc. (a)	209,038
14,084	Finish Line, Inc.	117,320
6,053	Five Below, Inc. (a)	287,941
8,476	GameStop Corporation	156,806
7,652	L Brands, Inc.	277,155
2,212	REX American Resources Corporation (a)	191,603
8,017	United Natural Foods, Inc. (a)	278,591
10,309	Urban Outfitters, Inc. (a)	210,716
		2,127,225
	Transportation and Warehousing - 2.1%
4,643	Delta Air Lines, Inc.	219,103
2,685	Grupo Aeroportuario del Pacifico SAB de CV - ADR	296,827
		515,930
	Utilities - 1.1%
25,590	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	260,762

	Wholesale Trade - 3.4%
9,150	Gentherm, Inc. (a)	285,022
1,365	Huntington Ingalls Industries, Inc.	292,055
9,164	Schnitzer Steel Industries, Inc.	246,512
		823,589
	TOTAL COMMON STOCKS (Cost $21,845,611)	23,377,171

	PREFERRED STOCKS - 3.4%
	Finance and Insurance - 2.2%
6,025	Bancolombia S.A. - ADR	273,595
20,486	Itau Unibanco Holdings S.A. - ADR	261,606
		535,201
	Information - 1.2%
18,777	Telefonica Brasil S.A. - ADR	289,166
	TOTAL PREFERRED STOCKS (Cost $732,883)	824,367

	RIGHTS - 0.0%
3,881	Safeway Casa Ley (a) ^	–
3,881	Safeway PDC, LLC (a) ^	–
	TOTAL RIGHTS (Cost $0)	–

	SHORT-TERM INVESTMENTS - 0.7%
168,323	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional class, 0.88%*	168,323
	TOTAL SHORT-TERM INVESTMENTS (Cost $168,323)	168,323
	TOTAL INVESTMENTS - 100.0% (Cost $22,746,817)	24,369,861
	Other Assets in Excess of Liabilities - 0.0% +	9,942
	NET ASSETS - 100.0%	$24,379,803

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
To the extent the Fund invests more heavily in particular sectors fo the economy, its performance will be especially sensitive to developments that significantly affect these sectors.
#	Real Estate Investment Trust (“REIT”)
^	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
*	Rate shown is the annualized seven-day yield as of August 31, 2017
+	Represents less than 0.05%

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Tax cost of investments	$22,746,817
Gross tax unrealized appreciation	2,328,387
Gross tax unrealized depreciation	(705,343)
Net tax unrealized appreciation	$1,623,044

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at August 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$23,377,171	$-	$-		$23,377,171
Preferred Stocks	824,367	-	-		824,367
Rights	-	-	-	*	-
Short-term Investments	168,323	-	-		168,323
Total Investments in Securities	$24,369,861	$-	$-		$24,369,861

^See Schedule of investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended August 31 2017, the fund did not recognize any transfers to or from levels 1, 2, or 3.

* As of the period ended August 31, 2017, the Fund holds rights that are fair valued at $0 and classified as Level 3. The rights were also classified as of November 30, 2016, and there was no activity during the period. As such, a rollforward of Level 3 assets is not provided.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
                                            Paul R. Fearday, President (principal executive officer)

Date                                   October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                   October 26, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date                                   October 26, 2017

* Print the name and title of each signing officer under his or her signature.